Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents (Note 5)	$ 53,143	$ 4,454
Trade receivables and other assets (Note 6)	25,154	16,632
Investments (Note 7)	16,115	0
Total current assets	94,412	21,086
Trade receivables and other assets (Note 6)	2,043	4,031
Investments (Note 7)	0	2,243
Investment in associates (Note 9)	1,000	41,087
Royalty interests	808,720	135,720
Property and equipment	1,141	0
Total non-current assets	812,904	183,081
Total Assets	907,316	204,167
Current liabilities [abstract]
Accounts payable and accrued liabilities (Note 10)	6,664	3,349
Warrant liability (Note 11)	7,684	0
Total current liabilities	14,348	3,349
Non-current liabilities [abstract]
Borrowings (Note 12)	0	2,687
Deferred income tax liability (Note 13)	112,553	1,747
Total non-current liabilities	112,553	4,434
Total Liabilities	126,901	7,783
Shareholders' Equity
Share Capital (Note 14)	787,682	217,449
Contributed Surplus	17,481	6,535
Accumulated other comprehensive income ("AOCI")	1,503	1,416
Deficit	(26,251)	(29,016)
Total Shareholders' Equity	780,415	196,384
Total Liabilities and Shareholders' Equity	$ 907,316	$ 204,167